Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Adviser Class
Shareholder Report [Line Items]
Fund Name	Olstein All Cap Value Fund
Class Name	Adviser Class
Trading Symbol	OFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2023, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adviser Class	$121	1.17%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Class perform last year and what affected its performance?
For the fiscal year ended June 30, 2024, the Class returned 6.48% and its benchmark Russell 3000Ⓡ Index returned 23.13%. During the fiscal year, a narrow range of high tech, high growth, high price-earnings ratio, and high momentum stocks (such as NVIDIA and Netflix) dominated the benchmark Russell 3000 Index’s returns and accounted for a material amount of the gain in the Russell 3000 Index and represents a material amount of the value of the Russell 3000 Index. Our philosophy practiced since the inception of the Fund focuses on valuing companies using an accounting-based forensic fundamentals analysis of financial statements to identify companies whose ability to generate future free cash flow is, in our opinion, not being properly valued by the marketplace. The Fund focuses on long-term value investing, so we remained underweight in the high-flying stocks in the Russell 3000 Index because they did not meet our value criteria. Therefore, the Fund trailed the Russell 3000 Index during the fiscal year.
We are long-term investors and believe the price you pay for an investment is the biggest factor determining future returns. The flight by investors into the out-performing high-flying stocks responsible for a material amount of the Russell 3000 Index’s appreciation created an abundance of opportunities in companies that, in our opinion, were selling at material discounts to their intrinsic values.
We remain focused on individual companies, their operations, and prospects for maintaining and growing sustainable free cash flow. We sought to take advantage of market volatility to seize upon the opportunities to purchase what we believe are solid companies (especially in the industrial and financial sectors) or to add to existing positions in companies selling at material discounts to our estimates of their intrinsic values.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Adviser Class (without sales charge)	6.48	7.80	7.28
Russell 3000 Total Return	23.13	14.14	12.15
Russell 3000 Value Total Return	12.93	8.89	8.10

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.

Net Assets	$ 531,880,961
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 5,572,937
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$531,880,961
Number of Equity Holdings	79

Net Advisory Fee	$5,572,937
Portfolio Turnover	27%

Holdings [Text Block]

Security Type	(% of Net Assets)
Common Stocks	91.0%
Cash & Other	9.0%

Top 10 Issuers	(% of Net Assets)
Walt Disney Company	2.2%
ABM Industries, Inc.	2.1%
Sensata Technologies Holding PLC	1.8%
United Parcel Service, Inc.	1.7%
Quest Diagnostics Inc.	1.7%
CVS Health Corporation	1.7%
Baxter International, Inc.	1.7%
Johnson & Johnson	1.7%
SS&C Technologies Holdings, Inc.	1.7%
Corteva, Inc.	1.6%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Class A
Shareholder Report [Line Items]
Fund Name	Olstein All Cap Value Fund
Class Name	Class A
Trading Symbol	OFAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2023, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$146	1.42%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
How did the Class perform last year and what affected its performance?
For the fiscal year ended June 30, 2024, the Class returned 6.23% (load-waived) and its benchmark Russell 3000Ⓡ Index returned 23.13%. During the fiscal year, a narrow range of high tech, high growth, high price-earnings ratio, and high momentum stocks (such as NVIDIA and Netflix) dominated the benchmark Russell 3000 Index’s returns and accounted for a material amount of the gain in the Russell 3000 Index and represents a material amount of the value of the Russell 3000 Index. Our philosophy practiced since the inception of the Fund focuses on valuing companies using an accounting-based forensic fundamentals analysis of financial statements to identify companies whose ability to generate future free cash flow is, in our opinion, not being properly valued by the marketplace. The Fund focuses on long-term value investing, so we remained underweight in the high-flying stocks in the Russell 3000 Index because they did not meet our value criteria. Therefore, the Fund trailed the Russell 3000 Index during the fiscal year.
We are long-term investors and believe the price you pay for an investment is the biggest factor determining future returns. The flight by investors into the out-performing high-flying stocks responsible for a material amount of the Russell 3000 Index’s appreciation created an abundance of opportunities in companies that, in our opinion, were selling at material discounts to their intrinsic values.
We remain focused on individual companies, their operations, and prospects for maintaining and growing sustainable free cash flow. We sought to take advantage of market volatility to seize upon the opportunities to purchase what we believe are solid companies (especially in the industrial and financial sectors) or to add to existing positions in companies selling at material discounts to our estimates of their intrinsic values.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/17/2018)
Class A (without sales charge)	6.23	7.53	6.48
Class A (with sales charge)	0.38	6.32	5.45
Russell 3000 Total Return	23.13	14.14	12.59
Russell 3000 Value Total Return	12.93	8.89	7.95

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.

Net Assets	$ 531,880,961
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 5,572,937
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$531,880,961
Number of Equity Holdings	79

Net Advisory Fee	$5,572,937
Portfolio Turnover	27%

Holdings [Text Block]

Security Type	(% of Net Assets)
Common Stocks	91.0%
Cash & Other	9.0%

Top 10 Issuers	(% of Net Assets)
Walt Disney Company	2.2%
ABM Industries, Inc.	2.1%
Sensata Technologies Holding PLC	1.8%
United Parcel Service, Inc.	1.7%
Quest Diagnostics Inc.	1.7%
CVS Health Corporation	1.7%
Baxter International, Inc.	1.7%
Johnson & Johnson	1.7%
SS&C Technologies Holdings, Inc.	1.7%
Corteva, Inc.	1.6%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Class C
Shareholder Report [Line Items]
Fund Name	Olstein All Cap Value Fund
Class Name	Class C
Trading Symbol	OFALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Olstein All Cap Value Fund for the period of July 1, 2023, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223	2.17%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.17%
Factors Affecting Performance [Text Block]
How did the Class perform last year and what affected its performance?
For the fiscal year ended June 30, 2024, the Class returned 5.43% (load-waived) and its benchmark Russell 3000Ⓡ Index returned 23.13%. During the fiscal year, a narrow range of high tech, high growth, high price-earnings ratio, and high momentum stocks (such as NVIDIA and Netflix) dominated the benchmark Russell 3000 Index’s returns and accounted for a material amount of the gain in the Russell 3000 Index and represents a material amount of the value of the Russell 3000 Index. Our philosophy practiced since the inception of the Fund focuses on valuing companies using an accounting-based forensic fundamentals analysis of financial statements to identify companies whose ability to generate future free cash flow is, in our opinion, not being properly valued by the marketplace. The Fund focuses on long-term value investing, so we remained underweight in the high-flying stocks in the Russell 3000 Index because they did not meet our value criteria. Therefore, the Fund trailed the Russell 3000 Index during the fiscal year.
We are long-term investors and believe the price you pay for an investment is the biggest factor determining future returns. The flight by investors into the out-performing high-flying stocks responsible for a material amount of the Russell 3000 Index’s appreciation created an abundance of opportunities in companies that, in our opinion, were selling at material discounts to their intrinsic values.
We remain focused on individual companies, their operations, and prospects for maintaining and growing sustainable free cash flow. We sought to take advantage of market volatility to seize upon the opportunities to purchase what we believe are solid companies (especially in the industrial and financial sectors) or to add to existing positions in companies selling at material discounts to our estimates of their intrinsic values.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	5.43	6.71	6.21
Class C (with sales charge)	4.43	6.71	6.21
Russell 3000 Total Return	23.13	14.14	12.15
Russell 3000 Value Total Return	12.93	8.89	8.10

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.

Net Assets	$ 531,880,961
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 5,572,937
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$531,880,961
Number of Equity Holdings	79

Net Advisory Fee	$5,572,937
Portfolio Turnover	27%

Holdings [Text Block]

Security Type	(% of Net Assets)
Common Stocks	91.0%
Cash & Other	9.0%

Top 10 Issuers	(% of Net Assets)
Walt Disney Company	2.2%
ABM Industries, Inc.	2.1%
Sensata Technologies Holding PLC	1.8%
United Parcel Service, Inc.	1.7%
Quest Diagnostics Inc.	1.7%
CVS Health Corporation	1.7%
Baxter International, Inc.	1.7%
Johnson & Johnson	1.7%
SS&C Technologies Holdings, Inc.	1.7%
Corteva, Inc.	1.6%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Adviser Class
Shareholder Report [Line Items]
Fund Name	Olstein Strategic Opportunities Fund
Class Name	Adviser Class
Trading Symbol	OFSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2023, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adviser Class	$138	1.35%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Class perform last year and what affected its performance?
For the fiscal year ended June 30, 2024, the Class returned 3.85% and its benchmark Russell 3000Ⓡ Index returned 23.13%. During the fiscal year, a narrow range of high tech, high growth, high price-earnings ratio, and high momentum stocks (such as NVIDIA and Netflix) dominated the benchmark Russell 3000 Index’s returns and accounted for a material amount of the gain in the Russell 3000 Index and represents a material amount of the value of the Russell 3000 Index. Our philosophy practiced since the inception of the Fund focuses on valuing companies using an accounting-based forensic fundamentals analysis of financial statements to identify companies whose ability to generate future free cash flow is, in our opinion, not being properly valued by the marketplace. The Fund focuses on long-term value investing, so we remained underweight in the high-flying stocks in the Russell 3000 Index because they did not meet our value criteria. Therefore, the Fund trailed the Russell 3000 Index during the fiscal year.
We are long-term investors and believe the price you pay for an investment is the biggest factor determining future returns. The flight by investors into the out-performing high-flying stocks responsible for a material amount of the Russell 3000 Index’s appreciation created an abundance of opportunities in companies that, in our opinion, were selling at material discounts to their intrinsic values.
We remain focused on individual companies, their operations, and prospects for maintaining and growing sustainable free cash flow. We sought to take advantage of market volatility to seize upon the opportunities to purchase what we believe are solid companies (especially in the industrial and consumer discretionary sectors) or to add to existing positions in companies selling at material discounts to our estimates of their intrinsic values.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/11/2015)
Adviser Class (without sales charge)	3.85	7.15	4.39
Russell 3000 Total Return	23.13	14.14	12.33
Russell 2500 Value Total Return	11.24	8.01	7.24

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.

Net Assets	$ 81,425,688
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 694,045
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$81,425,688
Number of Equity Holdings	37

Net Advisory Fee	$694,045
Portfolio Turnover	32%

Holdings [Text Block]

Security Type	(% of Net Assets)
Common Stocks	96.1%
Cash & Other	3.9%

Top 10 Equity Issuers	(% of Net Assets)
Prestige Consumer Healthcare, Inc.	4.1%
Shyft Group, Inc.	4.1%
Sensata Technologies Holding PLC	4.1%
Integra LifeSciences Holdings Corporation	4.0%
ABM Industries, Inc.	4.0%
Gates Industrial Corporation PLC	3.9%
Dine Brands Global, Inc.	3.7%
Central Garden & Pet Company - Class A	3.2%
Mohawk Industries, Inc.	3.2%
Citizens Financial Group, Inc.	3.2%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Class A
Shareholder Report [Line Items]
Fund Name	Olstein Strategic Opportunities Fund
Class Name	Class A
Trading Symbol	OFSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2023, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$163	1.60%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
How did the Class perform last year and what affected its performance?
For the fiscal year ended June 30, 2024, the Class returned 3.58% (load-waived) and its benchmark Russell 3000Ⓡ Index returned 23.13%. During the fiscal year, a narrow range of high tech, high growth, high price-earnings ratio, and high momentum stocks (such as NVIDIA and Netflix) dominated the benchmark Russell 3000 Index’s returns and accounted for a material amount of the gain in the Russell 3000 Index and represents a material amount of the value of the Russell 3000 Index. Our philosophy practiced since the inception of the Fund focuses on valuing companies using an accounting-based forensic fundamentals analysis of financial statements to identify companies whose ability to generate future free cash flow is, in our opinion, not being properly valued by the marketplace. The Fund focuses on long-term value investing, so we remained underweight in the high-flying stocks in the Russell 3000 Index because they did not meet our value criteria. Therefore, the Fund trailed the Russell 3000 Index during the fiscal year.
We are long-term investors and believe the price you pay for an investment is the biggest factor determining future returns. The flight by investors into the out-performing high-flying stocks responsible for a material amount of the Russell 3000 Index’s appreciation created an abundance of opportunities in companies that, in our opinion, were selling at material discounts to their intrinsic values.
We remain focused on individual companies, their operations, and prospects for maintaining and growing sustainable free cash flow. We sought to take advantage of market volatility to seize upon the opportunities to purchase what we believe are solid companies (especially in the industrial and consumer discretionary sectors) or to add to existing positions in companies selling at material discounts to our estimates of their intrinsic values.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	3.58	6.88	4.93
Class A (with sales charge)	-2.10	5.68	4.34
Russell 3000 Total Return	23.13	14.14	12.15
Russell 2500 Value Total Return	11.24	8.01	6.77

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.

Net Assets	$ 81,425,688
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 694,045
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$81,425,688
Number of Equity Holdings	37

Net Advisory Fee	$694,045
Portfolio Turnover	32%

Holdings [Text Block]

Security Type	(% of Net Assets)
Common Stocks	96.1%
Cash & Other	3.9%

Top 10 Equity Issuers	(% of Net Assets)
Prestige Consumer Healthcare, Inc.	4.1%
Shyft Group, Inc.	4.1%
Sensata Technologies Holding PLC	4.1%
Integra LifeSciences Holdings Corporation	4.0%
ABM Industries, Inc.	4.0%
Gates Industrial Corporation PLC	3.9%
Dine Brands Global, Inc.	3.7%
Central Garden & Pet Company - Class A	3.2%
Mohawk Industries, Inc.	3.2%
Citizens Financial Group, Inc.	3.2%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms
Class C
Shareholder Report [Line Items]
Fund Name	Olstein Strategic Opportunities Fund
Class Name	Class C
Trading Symbol	OFSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Olstein Strategic Opportunities Fund for the period of July 1, 2023, to June 30, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.olsteinfunds.com/resources/documents-forms. You can also request this information by contacting us at 1-800-799-2113.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-799-2113
Additional Information Website	https://www.olsteinfunds.com/resources/documents-forms
Expenses [Text Block]	What were the Fund costs for the past year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$238	2.35%

Expenses Paid, Amount	$ 238
Expense Ratio, Percent	2.35%
Factors Affecting Performance [Text Block]
How did the Class perform last year and what affected its performance?
For the fiscal year ended June 30, 2024, the Class returned 2.77% (load-waived) and its benchmark Russell 3000Ⓡ Index returned 23.13%. During the fiscal year, a narrow range of high tech, high growth, high price-earnings ratio, and high momentum stocks (such as NVIDIA and Netflix) dominated the benchmark Russell 3000 Index’s returns and accounted for a material amount of the gain in the Russell 3000 Index and represents a material amount of the value of the Russell 3000 Index. Our philosophy practiced since the inception of the Fund focuses on valuing companies using an accounting-based forensic fundamentals analysis of financial statements to identify companies whose ability to generate future free cash flow is, in our opinion, not being properly valued by the marketplace. The Fund focuses on long-term value investing, so we remained underweight in the high-flying stocks in the Russell 3000 Index because they did not meet our value criteria. Therefore, the Fund trailed the Russell 3000 Index during the fiscal year.
We are long-term investors and believe the price you pay for an investment is the biggest factor determining future returns. The flight by investors into the out-performing high-flying stocks responsible for a material amount of the Russell 3000 Index’s appreciation created an abundance of opportunities in companies that, in our opinion, were selling at material discounts to their intrinsic values.
We remain focused on individual companies, their operations, and prospects for maintaining and growing sustainable free cash flow. We sought to take advantage of market volatility to seize upon the opportunities to purchase what we believe are solid companies (especially in the industrial and consumer discretionary sectors) or to add to existing positions in companies selling at material discounts to our estimates of their intrinsic values.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	2.77	6.08	4.15
Class C (with sales charge)	1.77	6.08	4.15
Russell 3000 Total Return	23.13	14.14	12.15
Russell 2500 Value Total Return	11.24	8.01	6.77

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.
Visit https://www.olsteinfunds.com/resources/documents-forms for more recent performance information.

Net Assets	$ 81,425,688
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 694,045
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$81,425,688
Number of Equity Holdings	37

Net Advisory Fee	$694,045
Portfolio Turnover	32%

Holdings [Text Block]

Security Type	(% of Net Assets)
Common Stocks	96.1%
Cash & Other	3.9%

Top 10 Equity Issuers	(% of Net Assets)
Prestige Consumer Healthcare, Inc.	4.1%
Shyft Group, Inc.	4.1%
Sensata Technologies Holding PLC	4.1%
Integra LifeSciences Holdings Corporation	4.0%
ABM Industries, Inc.	4.0%
Gates Industrial Corporation PLC	3.9%
Dine Brands Global, Inc.	3.7%
Central Garden & Pet Company - Class A	3.2%
Mohawk Industries, Inc.	3.2%
Citizens Financial Group, Inc.	3.2%

Updated Prospectus Web Address	https://www.olsteinfunds.com/resources/documents-forms